UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08416

Touchstone Variable Series Trust

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203

(Address of principal executive offices) (Zip code)

Jill T. McGruder

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments

Touchstone Active Bond Fund – March 31, 2014 (Unaudited)

Principal Amount		Market Value

	Corporate Bonds— 43.1%

	Financials — 10.5%
$5,000	Aircastle Ltd. (Bermuda),
	6.250%, 12/1/19	$5,400
64,000	Ally Financial, Inc., 8.000%, 12/31/18	76,320
29,000	Ally Financial, Inc., 8.000%, 11/1/31	35,380
175,000	American Express Credit Corp. MTN,
	2.375%, 3/24/17	181,258
200,000	Bank of America Corp. MTN,
	5.000%, 5/13/21	220,529
145,000	Boston Properties LP, 4.125%, 5/15/21	152,205
160,000	Brandywine Operating Partnership LP,
	5.400%, 11/1/14	164,025
290,000	Caterpillar Financial Services Corp.
	MTN, 5.450%, 4/15/18	328,202
135,000	CIT Group, Inc., 5.000%, 8/15/22	140,062
250,000	Citigroup, Inc., 3.375%, 3/1/23	241,761
215,000	Corp. Andina de Fomento
	(Venezuela), 4.375%, 6/15/22	221,422
9,000	Credit Acceptance Corp., 144a,
	6.125%, 2/15/21	9,360
15,000	Crown Castle International Corp., REIT,
	5.250%, 1/15/23	15,244
26,000	First Cash Financial Services, Inc., 144a,
	6.750%, 4/1/21	26,650
265,000	Ford Motor Credit Co. LLC,
	2.375%, 1/16/18	267,234
305,000	General Electric Capital Corp. MTN
	MTN, 4.650%, 10/17/21	334,961
200,000	General Motors Financial Co., Inc.,
	4.250%, 5/15/23	197,500
225,000	Goldman Sachs Group, Inc. (The),
	2.375%, 1/22/18	226,495
180,000	Health Care REIT, Inc., 6.125%, 4/15/20	206,323
160,000	HSBC Bank PLC (United Kingdom),
	144a, 4.125%, 8/12/20	169,569
4,000	International Lease Finance Corp.,
	4.625%, 4/15/21	4,000
24,000	International Lease Finance Corp.,
	5.875%, 8/15/22	25,380
16,000	International Lease Finance Corp.,
	6.250%, 5/15/19	17,640
265,000	JPMorgan Chase & Co.,
	4.350%, 8/15/21	284,052
135,000	Morgan Stanley, 3.750%, 2/25/23	134,144
9,000	MPT Operating Partnership LP / MPT
	Finance Corp., 6.375%, 2/15/22	9,630
48,000	MPT Operating Partnership LP / MPT
	Finance Corp., 6.875%, 5/1/21	51,600
42,000	Omega Healthcare Investors, Inc.,
	6.750%, 10/15/22	45,780
160,000	Omega Healthcare Investors, Inc., REIT,
	144a, 4.950%, 4/1/24	156,604
56,000	PHH Corp., 6.375%, 8/15/21	57,820
28,000	PHH Corp., 7.375%, 9/1/19	30,940
310,000	PNC Bank NA, 2.700%, 11/1/22	291,218
215,000	Simon Property Group LP,
	4.125%, 12/1/21	229,134
28,000	SLM Corp. MTN, 5.500%, 1/15/19	29,610
34,000	SLM Corp. MTN, 8.450%, 6/15/18	40,035
170,000	Teachers Insurance & Annuity
	Association of America, 144a,
	6.850%, 12/16/39	223,080
275,000	WCI Finance LLC / WEA Finance LLC,
	144a, 5.700%, 10/1/16	305,106
		5,155,673

	Energy — 8.0%
19,000	Access Midstream Partners LP / ACMP
	Finance Corp., 4.875%, 5/15/23	19,142
44,000	Access Midstream Partners LP / ACMP
	Finance Corp., 4.875%, 3/15/24	43,890
9,000	Access Midstream Partners LP / ACMP
	Finance Corp., 6.125%, 7/15/22	9,686
6,000	Atlas Pipeline Partners LP / Atlas
	Pipeline Finance Corp.,
	5.875%, 8/1/23	5,925
16,000	Atlas Pipeline Partners LP / Atlas
	Pipeline Finance Corp.,
	6.625%, 10/1/20	17,040
25,000	Basic Energy Services, Inc.,
	7.750%, 10/15/22	27,125
24,000	Bill Barrett Corp., 7.000%, 10/15/22	25,260
250,000	BP Capital Markets PLC (United
	Kingdom), 3.994%, 9/26/23	257,356
36,000	Calfrac Holdings LP, 144a,
	7.500%, 12/1/20	37,800
160,000	Canadian Natural Resources Ltd.
	(Canada), 6.250%, 3/15/38	191,368
13,000	Carrizo Oil & Gas, Inc., 7.500%, 9/15/20	14,300
26,000	Carrizo Oil & Gas, Inc.,
	8.625%, 10/15/18	27,885
28,000	Chesapeake Energy Corp.,
	6.625%, 8/15/20	31,430
31,000	Chesapeake Energy Corp.,
	6.875%, 11/15/20	35,185
3,000	Cloud Peak Energy Resources LLC /
	Cloud Peak Energy Finance Corp.,
	6.375%, 3/15/24	3,075
19,000	Cloud Peak Energy Resources LLC /
	Cloud Peak Energy Finance Corp.,
	8.500%, 12/15/19	20,472
265,000	CNOOC Finance 2012 Ltd. (Virgin
	Islands), 144a, 3.875%, 5/2/22	260,490
10,000	Consol Energy, Inc., 8.000%, 4/1/17	10,438
10,000	Consol Energy, Inc., 8.250%, 4/1/20	10,862
245,000	Continental Resources, Inc./OK,
	7.125%, 4/1/21	277,156
215,000	DCP Midstream LLC, 144a,
	5.350%, 3/15/20	231,035
32,000	Drill Rigs Holdings, Inc. (Marshall
	Islands), 144a, 6.500%, 10/1/17	33,360
205,000	El Paso Natural Gas Co.,
	5.950%, 4/15/17	229,817

1

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal Amount		Market Value

	Corporate Bonds — 43.1% (Continued)

	Energy — (Continued)
$44,000	Expro Finance Luxembourg SCA
	(Luxembourg), 144a,
	8.500%, 12/15/16	$46,035
46,000	Exterran Partners LP / EXLP Finance
	Corp., 6.000%, 4/1/21	45,770
16,000	Forest Oil Corp., 7.250%, 6/15/19†	14,020
37,000	Genesis Energy LP / Genesis Energy
	Finance Corp., 5.750%, 2/15/21	38,295
2,000	Genesis Energy LP / Genesis Energy
	Finance Corp., 7.875%, 12/15/18	2,152
16,000	Gibson Energy, Inc. (Canada), 144a,
	6.750%, 7/15/21	17,160
40,000	Hilcorp Energy I LP / Hilcorp Finance
	Co., 144a, 7.625%, 4/15/21	43,800
31,000	Hornbeck Offshore Services, Inc.,
	5.000%, 3/1/21	30,458
35,000	Key Energy Services, Inc.,
	6.750%, 3/1/21	36,794
46,000	Linn Energy LLC / Linn Energy Finance
	Corp., 8.625%, 4/15/20	49,968
28,000	MEG Energy Corp. (Canada), 144a,
	6.375%, 1/30/23	28,980
30,000	MEG Energy Corp. (Canada), 144a,
	6.500%, 3/15/21	31,575
105,000	Newfield Exploration Co.,
	6.875%, 2/1/20	111,825
30,000	Northern Blizzard Resources, Inc.
	(Canada), 144a, 7.250%, 2/1/22	30,900
13,000	NuStar Logistics LP, 4.800%, 9/1/20	12,805
9,000	NuStar Logistics LP, 6.750%, 2/1/21	9,731
29,000	Oasis Petroleum, Inc., 144a,
	6.875%, 3/15/22	31,392
9,000	Pacific Drilling SA, 144a,
	5.375%, 6/1/20	8,932
25,000	Pacific Drilling V Ltd. (Luxembourg),
	144a, 7.250%, 12/1/17	27,000
67,000	Peabody Energy Corp.,
	6.000%, 11/15/18	70,266
250,000	Petrobras International Finance Co. -
	Pifco (Cayman Islands),
	5.375%, 1/27/21	252,830
225,000	Petroleos Mexicanos (Mexico),
	4.875%, 1/24/22	235,125
140,000	Plains Exploration & Production Co.,
	6.750%, 2/1/22	154,700
264,000	Plains Exploration & Production Co.,
	6.875%, 2/15/23	293,700
16,000	QEP Resources, Inc., 6.800%, 3/1/20	17,220
70,000	Regency Energy Partners LP /
	Regency Energy Finance Corp.,
	6.875%, 12/1/18	74,462
17,000	Sabine Pass Liquefaction LLC,
	5.625%, 2/1/21	17,531
4,000	SandRidge Energy, Inc.,
	7.500%, 2/15/23	4,240
120,000	SandRidge Energy, Inc.,
	8.750%, 1/15/20	129,300
10,000	SemGroup Corp., 7.500%, 6/15/21	10,850
21,000	SESI LLC, 7.125%, 12/15/21	23,415
23,000	Targa Resources Partners LP / Targa
	Resources Partners Finance Corp.,
	6.375%, 8/1/22	24,438
40,000	Tesoro Logistics LP / Tesoro Logistics
	Finance Corp., 5.875%, 10/1/20	41,800
29,000	Tullow Oil PLC (United Kingdom),
	144a, 6.000%, 11/1/20	29,435
76,000	Whiting Petroleum Corp.,
	5.000%, 3/15/19	80,370
		3,897,371

	Consumer Discretionary — 6.8%
8,000	Albea Beauty Holdings SA, 144a,
	8.375%, 11/1/19	8,680
26,000	AMC Networks, Inc., 7.750%, 7/15/21	29,315
23,000	American Axle & Manufacturing, Inc.,
	6.250%, 3/15/21	24,495
11,000	Asbury Automotive Group, Inc.,
	8.375%, 11/15/20	12,320
3,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 5.250%, 3/15/21	3,022
28,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 5.250%, 9/30/22	27,650
3,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 5.750%, 9/1/23	2,978
10,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 6.625%, 1/31/22	10,688
25,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 7.000%, 1/15/19	26,438
42,000	Cequel Communications Holdings I
	LLC / Cequel Capital Corp., 144a,
	6.375%, 9/15/20	43,890
21,000	Clear Channel Worldwide Holdings,
	Inc., 6.500%, 11/15/22	22,444
27,000	Cogeco Cable, Inc. (Canada), 144a,
	4.875%, 5/1/20	26,865
275,000	Comcast Corp., 4.650%, 7/15/42	274,293
22,000	Delphi Corp., 5.000%, 2/15/23	23,320
195,000	DIRECTV Holdings LLC / DIRECTV
	Financing Co., Inc., 2.400%, 3/15/17	199,256
12,000	DISH DBS Corp., 4.625%, 7/15/17	12,780
2,000	DISH DBS Corp., 5.875%, 7/15/22	2,135
50,000	DISH DBS Corp., 6.750%, 6/1/21	56,000
18,000	DISH DBS Corp., 7.875%, 9/1/19	21,285
7,000	DR Horton, Inc., 4.375%, 9/15/22	6,860
165,000	General Motors Co., 144a,
	3.500%, 10/2/18	168,094
50,000	Goodyear Tire & Rubber Co.,
	8.750%, 8/15/20	59,125
150,000	Home Depot, Inc., 5.950%, 4/1/41	182,024
10,000	Intelsat Jackson Holdings SA
	(Luxembourg), 144a,
	5.500%, 8/1/23	9,800

2

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal Amount		Market Value

	Corporate Bonds — 43.1% (Continued)

	Consumer Discretionary — (Continued)
$19,000	KB Home, 7.000%, 12/15/21	$20,449
8,000	Lamar Media Corp., 5.875%, 2/1/22	8,480
9,000	Libbey Glass, Inc., 6.875%, 5/15/20	9,832
10,000	LKQ Corp., 144a, 4.750%, 5/15/23	9,475
38,000	Ltd. Brands, Inc., 5.625%, 2/15/22	40,138
76,000	Meritage Homes Corp.,
	7.150%, 4/15/20	84,740
149,000	MGM Resorts International,
	5.250%, 3/31/20†	153,470
290,000	Mondelez International, Inc.,
	4.125%, 2/9/16	306,512
17,000	Netflix, Inc., 144a, 5.750%, 3/1/24	17,595
175,000	News America, Inc., 6.900%, 3/1/19	210,539
160,000	Omnicom Group, Inc.,
	4.450%, 8/15/20	170,658
14,000	Penske Automotive Group, Inc.,
	5.750%, 10/1/22	14,630
124,000	Quebecor Media, Inc. (Canada),
	5.750%, 1/15/23	124,310
24,000	Royal Caribbean Cruises Ltd. (Liberia),
	5.250%, 11/15/22	24,600
17,000	RSI Home Products, Inc., 144a,
	6.875%, 3/1/18	18,232
12,000	Sabre, Inc., 144a, 8.500%, 5/15/19	13,260
59,000	Service Corp. International,
	8.000%, 11/15/21	68,292
4,000	Sinclair Television Group, Inc.,
	5.375%, 4/1/21	3,970
37,000	Sinclair Television Group, Inc.,
	6.125%, 10/1/22	37,462
8,000	Sirius XM Radio, Inc., 144a,
	4.250%, 5/15/20	7,820
9,000	Sirius XM Radio, Inc., 144a,
	5.250%, 8/15/22	9,270
13,000	Sirius XM Radio, Inc., 144a,
	5.875%, 10/1/20	13,682
9,000	Standard Pacific Corp.,
	8.375%, 1/15/21	10,642
80,000	Stewart Enterprises, Inc.,
	6.500%, 4/15/19	84,080
29,000	StoneMor Partners LP / Cornerstone
	Family Services of WV, 144a,
	7.875%, 6/1/21	29,798
18,000	Suburban Propane Partners LP /
	Suburban Energy Finance Corp.,
	7.500%, 10/1/18	19,125
24,000	Taylor Morrison Communities, Inc. /
	Monarch Communities Inc., 144a,
	5.625%, 3/1/24	23,700
6,000	Taylor Morrison Communities, Inc. /
	Monarch Communities Inc., 144a,
	7.750%, 4/15/20	6,615
12,000	Tenneco, Inc., 6.875%, 12/15/20	13,170
31,000	Tenneco, Inc., 7.750%, 8/15/18	32,821
175,000	Time Warner Cable, Inc.,
	4.125%, 2/15/21	183,204
18,000	Toll Brothers Finance Corp.,
	5.875%, 2/15/22	19,260
5,000	Tomkins LLC / Tomkins, Inc.,
	9.000%, 10/1/18	5,369
16,000	TRW Automotive, Inc., 144a,
	4.500%, 3/1/21	16,440
8,000	United Airlines 2014-1 Class B Pass
	Through Trust, 4.750%, 4/11/22	8,040
175,000	Viacom, Inc., 6.250%, 4/30/16	193,896
4,000	Virgin Media Secured Finance PLC
	(United Kingdom), 144a,
	5.375%, 4/15/21	4,130
36,000	Visteon Corp., 6.750%, 4/15/19	37,845
3,000	William Lyon Homes, Inc., 144a,
	5.750%, 4/15/19	3,038
		3,312,346

	Industrials — 3.8%
200,000	Air Lease Corp., 5.625%, 4/1/17	221,000
20,463	American Airlines 2013-2 Class B Pass
	Through Trust, 144a,
	5.600%, 7/15/20	21,333
35,000	Amsted Industries, Inc., 144a,
	5.000%, 3/15/22	35,175
24,000	Bombardier, Inc. (Canada), 144a,
	6.000%, 10/15/22	24,000
1,000	Bombardier, Inc. (Canada), 144a,
	6.125%, 1/15/23	1,010
265,000	Burlington Northern Santa Fe LLC,
	5.750%, 5/1/40	303,679
7,000	BWAY Holding Co., 10.000%, 6/15/18	7,455
16,000	Calcipar SA (Luxembourg), 144a,
	6.875%, 5/1/18	17,040
12,000	Chrysler Group LLC / CG Co.-Issuer,
	Inc., 8.250%, 6/15/21	13,575
6,151	Continental Airlines 2003-ERJ1 Pass
	Through Trust, Ser RJ03,
	7.875%, 7/2/18	6,736
7,000	Covanta Holding Corp.,
	5.875%, 3/1/24	7,110
8,000	DigitalGlobe, Inc., 5.250%, 2/1/21	7,900
13,000	Dynacast International LLC / Dynacast
	Finance, Inc., 9.250%, 7/15/19	14,462
175,000	FedEx Corp., 5.100%, 1/15/44	181,389
7,000	Gibraltar Industries, Inc.,
	6.250%, 2/1/21	7,464
17,000	Griffon Corp., 144a, 5.250%, 3/1/22	16,830
26,000	Hertz Corp. (The), 6.250%, 10/15/22†	27,820
20,000	JB Poindexter & Co., Inc., 144a,
	9.000%, 4/1/22	21,400
14,000	JM Huber Corp., 144a,
	9.875%, 11/1/19	16,100
30,000	Martin Midstream Partners LP / Martin
	Midstream Finance Corp.,
	7.250%, 2/15/21	31,462

3

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal Amount		Market Value

	Corporate Bonds — 43.1% (Continued)

	Industrials — (Continued)
$19,000	Martin Midstream Partners LP / Martin
	Midstream Finance Corp., 144a,
	7.250%, 2/15/21	$19,926
29,000	Navios Maritime Holdings, Inc. /
	Navios Maritime Finance II US Inc.
	(Marshall Islands), 144a,
	7.375%, 1/15/22	29,652
5,000	Nielsen Co. Luxembourg SARL (The)
	(Luxembourg), 144a,
	5.500%, 10/1/21	5,219
13,000	Nielsen Finance LLC / Nielsen Finance
	Co., 4.500%, 10/1/20	13,098
29,000	Nielsen Finance LLC / Nielsen Finance
	Co., 144a, 5.000%, 4/15/22	29,072
180,000	Norfolk Southern Corp.,
	5.750%, 4/1/18	205,184
200,000	Republic Services, Inc., 3.550%, 6/1/22	200,354
2,000	RR Donnelley & Sons Co.,
	7.250%, 5/15/18	2,325
47,000	Stackpole International Intermediate /
	Stackpole International Powder
	(Luxembourg), 144a,
	7.750%, 10/15/21	50,349
18,000	Stena AB (Sweden), 144a,
	7.000%, 2/1/24	18,315
23,000	Titan International, Inc., 144a,
	6.875%, 10/1/20	24,380
80,000	United Rentals North America, Inc.,
	7.625%, 4/15/22	89,700
175,000	Xstrata Finance Canada Ltd. (Canada),
	144a, 3.600%, 1/15/17	182,255
		1,852,769

	Telecommunication Services — 3.0%
145,000	AT&T, Inc., 5.500%, 2/1/18	163,599
2,000	CenturyLink, Inc., 5.800%, 3/15/22	2,045
45,000	CenturyLink, Inc., 6.450%, 6/15/21	48,375
30,000	Frontier Communications Corp.,
	8.125%, 10/1/18	35,025
40,000	Frontier Communications Corp.,
	8.500%, 4/15/20	46,500
22,000	GCI, Inc., 8.625%, 11/15/19	23,540
220,000	Orange SA (France), 2.750%, 2/6/19	222,776
9,000	Softbank Corp., 144a, 4.500%, 4/15/20	8,955
12,000	Sprint Capital Corp., 6.875%, 11/15/28	11,640
10,000	Sprint Nextel Corp., 144a,
	7.000%, 3/1/20	11,525
66,000	Sprint Nextel Corp., 144a,
	9.000%, 11/15/18	80,685
23,000	Telecom Italia Capital SA
	(Luxembourg), 6.999%, 6/4/18	26,076
20,000	T-Mobile USA, Inc., 6.125%, 1/15/22	20,950
13,000	T-Mobile USA, Inc., 6.250%, 4/1/21	13,748
27,000	T-Mobile USA, Inc., 6.464%, 4/28/19	28,890
33,000	T-Mobile USA, Inc., 6.542%, 4/28/20	35,516
2,000	T-Mobile USA, Inc., 6.836%, 4/28/23	2,145
159,000	UPCB Finance V Ltd. (Cayman Islands),
	144a, 7.250%, 11/15/21	175,298
7,000	UPCB Finance VI Ltd. (Cayman Islands),
	144a, 6.875%, 1/15/22	7,630
275,000	Verizon Communications, Inc.,
	6.250%, 4/1/37	319,751
14,000	Wind Acquisition Finance SA
	(Luxembourg), 144a,
	7.250%, 2/15/18	14,735
150,000	Windstream Corp., 7.875%, 11/1/17	172,125
		1,471,529

	Consumer Staples — 2.8%
190,000	Anheuser-Busch InBev Worldwide,
	Inc., 8.200%, 1/15/39	288,377
9,000	ARAMARK Corp., 5.750%, 3/15/20	9,506
30,000	BI-LO LLC / BI-LO Finance Corp., 144a,
	9.250%, 2/15/19	32,888
295,000	Cargill, Inc., 144a, 1.900%, 3/1/17	298,694
50,000	Constellation Brands, Inc.,
	3.750%, 5/1/21	48,875
240,000	CVS Caremark Corp., 2.250%, 12/5/18	240,191
25,000	Del Monte Corp., 7.625%, 2/15/19	26,047
22,000	Harland Clarke Holdings Corp., 144a,
	6.875%, 3/1/20	22,330
10,000	Ingles Markets, Inc., 5.750%, 6/15/23	10,000
64,000	JBS USA LLC / JBS USA Finance, Inc.,
	144a, 7.250%, 6/1/21	68,160
20,000	JBS USA LLC / JBS USA Finance, Inc.,
	144a, 8.250%, 2/1/20	21,900
155,000	Kraft Foods Group, Inc.,
	6.875%, 1/26/39	199,567
57,000	Post Holdings, Inc., 7.375%, 2/15/22	61,275
32,000	Smithfield Foods, Inc., 6.625%, 8/15/22	34,560
25,000	Sun Merger Sub, Inc., 144a,
	5.250%, 8/1/18	25,969
		1,388,339

	Utilities — 2.6%
11,000	AES Corp., 5.500%, 3/15/24	10,918
24,000	Calpine Corp., 144a, 7.500%, 2/15/21	26,220
7,000	Calpine Corp., 144a, 7.875%, 7/31/20	7,700
65,000	CenterPoint Energy, Inc.,
	5.950%, 2/1/17	72,653
180,000	Dominion Resources, Inc.,
	5.950%, 6/15/35	209,284
18,000	DPL, Inc., 7.250%, 10/15/21	18,585
145,000	Iberdrola International BV,
	6.750%, 7/15/36	168,183
50,000	Illinois Power Generating Co.,
	7.000%, 4/15/18	44,250
107,000	InterGen NV (Netherlands), 144a,
	7.000%, 6/30/23	112,350
145,000	NextEra Energy Capital Holdings, Inc.,
	6.350%, 10/1/66(A)	142,462

4

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal Amount		Market Value

	Corporate Bonds — 43.1% (Continued)

	Utilities — (Continued)
$10,000	NGL Energy Partners LP / NGL Energy
	Finance Corp., 144a,
	6.875%, 10/15/21	$10,400
200,000	NRG Energy, Inc., 6.625%, 3/15/23	207,500
165,000	PPL Energy Supply LLC,
	6.500%, 5/1/18	185,310
17,000	Rockies Express Pipeline LLC, 144a,
	6.000%, 1/15/19	17,128
29,000	Sabine Pass LNG LP, 6.500%, 11/1/20	30,450
		1,263,393

	Materials — 1.9%
36,000	Aleris International, Inc.,
	7.625%, 2/15/18	37,170
75,000	ArcelorMittal (Luxembourg),
	5.750%, 8/5/20	79,688
26,000	ArcelorMittal (Luxembourg),
	6.750%, 2/25/22	28,535
175,000	Barrick Gold Corp. (Canada),
	3.850%, 4/1/22	167,156
33,000	Cascades, Inc. (Canada),
	7.875%, 1/15/20	35,310
35,000	Chemtura Corp., 5.750%, 7/15/21	36,312
155,000	Domtar Corp., 10.750%, 6/1/17	194,601
57,000	FMG Resources August 2006 Pty Ltd.
	(Australia), 144a, 6.875%, 4/1/22	61,418
16,000	HudBay Minerals, Inc. (Canada),
	9.500%, 10/1/20	17,120
10,000	Huntsman International LLC,
	4.875%, 11/15/20	10,062
4,000	Imperial Metals Corp. (Canada), 144a,
	7.000%, 3/15/19	4,080
18,000	Koppers, Inc., 7.875%, 12/1/19	19,305
175,000	LyondellBasell Industries N.V.
	(Netherlands), 6.000%, 11/15/21	204,987
7,000	Novelis, Inc. (Canada),
	8.375%, 12/15/17	7,490
21,000	PolyOne Corp., 5.250%, 3/15/23	21,105
14,000	Steel Dynamics, Inc., 7.625%, 3/15/20	15,155
10,000	Tembec Industries, Inc. (Canada),
	11.250%, 12/15/18	10,925
4,000	Vulcan Materials Co., 7.500%, 6/15/21	4,710
		955,129

	Information Technology — 1.9%
49,000	Activision Blizzard, Inc., 144a,
	5.625%, 9/15/21	52,430
450,000	Apple, Inc., 1.000%, 5/3/18	436,208
12,000	Audatex North America, Inc., 144a,
	6.000%, 6/15/21	12,810
50,000	Equinix, Inc., 7.000%, 7/15/21	55,750
8,000	Fidelity National Information Services,
	Inc., 5.000%, 3/15/22	8,369
5,000	Hughes Satellite Systems Corp.,
	6.500%, 6/15/19	5,488
100,000	Intel Corp., 3.300%, 10/1/21	102,308
18,000	NCR Corp., 144a, 5.875%, 12/15/21	18,945
125,000	Oracle Corp., 3.875%, 7/15/20	133,272
30,000	Seagate HDD Cayman (Cayman
	Islands), 6.875%, 5/1/20	32,588
3,000	Sensata Technologies BV
	(Netherlands), 144a,
	4.875%, 10/15/23	2,948
80,000	Viasat, Inc., 6.875%, 6/15/20	85,800
		946,916

	Health Care — 1.8%
81,000	CHS / Community Health Systems,
	Inc., 7.125%, 7/15/20	87,885
24,000	Grifols Worldwide Operations Ltd.
	(Ireland), 144a, 5.250%, 4/1/22	24,540
119,000	HCA, Inc., 5.000%, 3/15/24	119,223
20,000	HCA, Inc., 5.875%, 3/15/22	21,550
56,000	HCA, Inc., 6.500%, 2/15/20	62,720
27,000	Kindred Healthcare, Inc.,
	8.250%, 6/1/19	28,924
23,000	Kindred Healthcare, Inc., 144a,
	6.375%, 4/15/22	23,058
55,000	ResCare, Inc., 10.750%, 1/15/19	61,050
86,000	Select Medical Corp., 6.375%, 6/1/21	87,290
55,000	Tenet Healthcare Corp., 144a,
	6.000%, 10/1/20	58,850
29,000	Universal Hospital Services, Inc.,
	7.625%, 8/15/20	31,030
31,000	Valeant Pharmaceuticals International,
	144a, 6.375%, 10/15/20	33,480
38,000	Valeant Pharmaceuticals International,
	144a, 6.750%, 8/15/18	41,800
185,000	Ventas Realty LP, 1.550%, 9/26/16	186,623
		868,023
	Total Corporate Bonds	$21,111,488

	U.S. Government Mortgage-Backed Obligations — 24.7%
81,653	FHLMC, Pool #A56988, 5.500%, 2/1/37	89,632
267,123	FHLMC, Pool #A95946, 4.000%, 1/1/41	277,207
288,093	FHLMC, Pool #A96485, 4.500%, 1/1/41	307,582
114,163	FHLMC, Pool #G03217, 5.500%, 9/1/37	125,318
58,548	FHLMC, Pool #G03781, 6.000%, 1/1/38	64,916
140,574	FHLMC, Pool #G06031, 5.500%, 3/1/40	154,310
31,758	FNMA, Pool #254759, 4.500%, 6/1/18	33,646
14,911	FNMA, Pool #535290, 8.000%, 5/1/30	17,291
10,772	FNMA, Pool #561741, 7.500%, 1/1/31	12,319
35,786	FNMA, Pool #889734, 5.500%, 6/1/37	39,479
112,677	FNMA, Pool #899079, 5.000%, 3/1/37	122,628
50,132	FNMA, Pool #933806, 5.000%, 5/1/38	54,600
23,503	FNMA, Pool #974401, 4.500%, 4/1/23	25,076
38,501	FNMA, Pool #974403, 4.500%, 4/1/23	41,361
65,111	FNMA, Pool #984256, 5.000%, 6/1/23	69,661
46,643	FNMA, Pool #995220, 6.000%, 11/1/23	50,872
45,180	FNMA, Pool #995472, 5.000%, 11/1/23	48,665
181,921	FNMA, Pool #AB1149, 5.000%, 6/1/40	198,891
127,451	FNMA, Pool #AB1800, 4.000%, 11/1/40	132,712

5

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal Amount		Market Value

	U.S. Government Mortgage-Backed Obligations — 24.7% (Continued)
$965,868	FNMA, Pool #AB5910, 3.000%, 8/1/32	$964,241
104,967	FNMA, Pool #AB5989, 2.500%, 8/1/27	105,238
250,218	FNMA, Pool #AD3795, 4.500%, 4/1/40	267,084
393,966	FNMA, Pool #AD9150, 5.000%, 8/1/40	430,695
607,168	FNMA, Pool #AE0548, 4.500%, 11/1/40	648,158
85,324	FNMA, Pool #AE0831, 6.000%, 9/1/39	95,015
348,857	FNMA, Pool #AE4429, 4.000%, 10/1/40	362,583
39,922	FNMA, Pool #AH2666, 4.000%, 1/1/26	42,289
66,663	FNMA, Pool #AH3493, 4.000%, 2/1/26	70,655
204,438	FNMA, Pool #AI0805, 4.500%, 7/1/41	218,236
168,825	FNMA, Pool #AI2999, 3.500%, 6/1/26	177,101
127,212	FNMA, Pool #AI6697, 3.000%, 9/1/26	130,752
606,846	FNMA, Pool #AJ5457, 4.000%, 11/1/41	631,616
697,725	FNMA, Pool #AL0054, 4.500%, 2/1/41	744,930
156,482	FNMA, Pool #AL2663, 4.000%, 1/1/26	165,714
503,786	FNMA, Pool #AL3318, 3.500%, 3/1/43	507,771
415,393	FNMA, Pool #AU3789, 2.500%, 8/1/28	415,489
389,000	FNMA, Pool #MA0885,
	3.500%, 10/1/31	402,593
524,593	FNMA, Pool #MA1175, 3.000%, 9/1/42	506,988
722,080	FNMA, Pool #MA1543, 3.500%, 8/1/33	742,940
1,223	GNMA, Pool #434792, 8.000%, 7/15/30	1,276
652,857	GNMA, Pool #4853, 4.000%, 11/20/40	687,304
447,872	GNMA, Pool #4883, 4.500%, 12/20/40	484,143
214,407	GNMA, Pool #736696, 4.500%, 5/15/40	231,801
37,729	GNMA, Pool #748495, 4.000%, 8/15/40	39,678
16,063	GNMA, Pool #8503, 1.625%, 9/20/24(A)	16,690
559,360	GNMA, Pool #AD1745,
	3.000%, 2/20/43	551,500
562,635	GNMA, Pool #MA1157,
	3.500%, 7/20/43	575,018
	Total U.S. Government Mortgage-Backed Obligations	$12,083,664

	U.S. Treasury Obligations — 15.1%
125,000	U.S. Treasury Note, 0.375%, 1/31/16	125,039
615,000	U.S. Treasury Note, 0.750%, 3/15/17	612,694
920,000	U.S. Treasury Note, 0.875%, 9/15/16	925,103
2,180,000	U.S. Treasury Note, 2.750%, 11/15/23	2,189,878
210,000	U.S. Treasury Note, 2.750%, 2/15/24	210,459
3,055,000	United States Treasury Inflation
	Indexed Bonds, 0.125%, 4/15/16	3,324,611
	Total U.S. Treasury Obligations	$7,387,784

	Commercial Mortgage-Backed Securities — 4.3%
148,093	Banc of America Merrill Lynch
	Commercial Mortgage Trust 2006-2,
	Ser 2006-2, Class A3,
	5.709%, 5/10/45(A)	149,180
365,000	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2006-6, Class A3, 5.369%, 10/10/45	373,713
278,354	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2007-2, Class AAB,
	5.585%, 4/10/49(A)	286,738
85,494	Bear Stearns Commercial Mortgage
	Securities, Ser 2006-PW12, Class
	AAB, 5.686%, 9/11/38(A)††	85,507
211,780	First Union Commercial Mortgage
	Trust, Ser 1999-C1, Class F, 144a,
	5.350%, 10/15/35	217,230
175,150	GS Mortgage Securities Corp. II, Ser
	2006-GG8, Class AAB,
	5.535%, 11/10/39	178,058
375,000	Hilton USA Trust, Ser 2013-HLF, Class
	AFL, 144a, 1.157%, 11/5/30(A)	375,236
102,565	JP Morgan Chase Commercial
	Mortgage Securities Trust
	2007-LDP10, Ser 2007-LDPX, Class
	A2, 5.434%, 1/15/49	104,659
92,266	Morgan Stanley Capital I, Ser
	2007-T25, Class AAB,
	5.508%, 11/12/49	93,106
221,534	Wachovia Bank Commercial Mortgage
	Trust, Ser 2007-C34, Class APB,
	5.617%, 5/15/46††	227,301
	Total Commercial Mortgage-Backed Securities	$2,090,728

	Asset-Backed Securities — 4.2%
370,000	Capital Auto Receivables Asset Trust,
	Ser 2014-1, Class A3,
	1.320%, 6/20/18	370,151
375,000	Chrysler Capital Auto Receivables
	Trust, Ser 2013-AA, Class A3, 144a,
	0.910%, 4/16/18	376,221
327,502	Countrywide Asset-Backed
	Certificates, Ser 2007-S1, Class A5,
	6.018%, 11/25/36(A)	276,277
530,000	First Investors Auto Owner Trust, Ser
	2013-3A, Class A3, 144a,
	1.440%, 10/15/19	530,781
242,399	Marriott Vacation Club Owner Trust,
	Ser 2009-2A, Class A, 144a,
	4.809%, 7/20/31	248,343
275,000	Santander Drive Auto Receivables
	Trust, Ser 2013-5, Class A3,
	0.820%, 2/15/18	275,116
	Total Asset-Backed Securities	$2,076,889

	Non-Agency Collateralized Mortgage
	Obligations — 1.5%
64,742	Deutsche ALT-A Securities, Inc.
	Alternate Loan Trust, Ser 2003-2XS,
	Class A6, 4.970%, 9/25/33(B)	66,246
259,674	Deutsche ALT-A Securities, Inc.
	Alternate Loan Trust, Ser 2005-3,
	Class 4A4, 5.250%, 6/25/35	265,198
172,924	Residential Asset Securitization Trust,
	Ser 2006-A1, Class 1A3,
	6.000%, 4/25/36	145,158

6

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal Amount		Market Value

	Non-Agency Collateralized Mortgage
	Obligations — 1.5% (Continued)
$192,430	Structured Asset Securities Corp., Ser
	2005-17, Class 5A1,
	5.500%, 10/25/35	$174,503
118,872	Washington Mutual Alternative
	Mortgage Pass-Through
	Certificates, Ser 2005-9, Class 2A4,
	5.500%, 11/25/35††	104,439
	Total Non-Agency Collateralized Mortgage Obligations	$755,544

	Municipal Bonds — 1.4%

	California—0.4%
180,000	California St, UTGO, Ser 2009,
	5.950%, 4/1/16	197,852

	Georgia—0.4%
190,000	Municipal Electric Auth. of Georgia
	Rev, Ser 2010, 6.655%, 4/1/57	211,156

	Ohio—0.6%
275,000	JobsOhio Beverage System, Ser B,
	4.532%, 1/1/35	265,314
	Total Municipal Bonds	$674,322

	Agency Collateralized Mortgage
	Obligations — 1.0%
450,000	FHLMC Multifamily Structured Pass
	Through Certificates, Ser K501 Class
	A2, 1.655%, 11/25/16	456,911
17,835	GNMA, Ser 2003-11, Class GJ,
	4.000%, 10/17/29	18,889
	Total Agency Collateralized Mortgage Obligations	$475,800

	Sovereign Bonds — 0.9%
275,000	Province of Quebec Canada, 2.625%,
	2/13/23	260,336
200,000	Slovenia Government International
	Bond, 4.125%, 2/18/19	206,800
	Total Sovereign Bonds	467,136

Shares

	Investment Funds — 3.8%
200,052	Invesco Government & Agency
	Portfolio, Institutional Class,
	0.02%**∞Ω	200,052
1,664,659	Touchstone Institutional Money
	Market Fund, 0.01%^∞Ω	1,664,659
	Total Investment Funds	$1,864,711

	Total Investment Securities —100.0%
	(Cost $48,290,604)	$48,988,066

	Liabilities in Excess of Other Assets
	—0.0%	(4,959)
	Net Assets — 100.0%	$48,983,107

(A)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2014.

(B)	Step Bond - A bond that pays an initial interest rate for the first period and then a higher interest rate for the following periods until maturity. The interest rate shown reflects the rate in effect at March 31, 2014.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2014 was $193,357.

††	The issuers and/or sponsors of certain mortgage-backed securities may no longer exist; however, the securities held by the Fund are separate legal entities organized as trusts and publicly traded. The Fund receives principal and interest payments directly from these trusts.

∞	Open End Fund

Ω	Represents the 7-day SEC yield as of March 31, 2014.

7

Touchstone Active Bond Fund (Unaudited) (Continued)

Portfolio Abbreviations:

FHLMC - Federal Home Loan Mortgage Association

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

LLC - Limited Liability Company

LP - Limited Partnership

MTN -Medium Term Note

PLC - Public Limited Company

UTGO - Unlimited Tax General Obligation

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, these securities were valued at $5,715,440 or 11.7% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Corporate Bonds	$—	$21,111,488	$—	$21,111,488

U.S. Government Mortgage-Backed Obligations	—	12,083,664	—	12,083,664

U.S. Treasury Obligations	—	7,387,784	—	7,387,784

Commercial Mortgage-Backed Securities	—	2,090,728	—	2,090,728

Asset-Backed Securities	—	2,076,889	—	2,076,889

Non-Agency Collateralized Mortgage Obligations	—	755,544	—	755,544

Municipal Bonds	—	674,322	—	674,322

Agency Collateralized Mortgage Obligations	—	475,800	—	475,800

Sovereign Bonds	—	467,136	—	467,136

Investment Funds	1,864,711	—	—	1,864,711
				$48,988,066

See accompanying Notes to Portfolios of Investments.

8

Portfolio of Investments

Touchstone Baron Small Cap Growth Fund – March 31, 2014 (Unaudited)

	Shares	Market Value

Common Stocks— 97.8%

Consumer Discretionary — 27.9%
Bright Horizons Family Solutions, Inc.*	7,500	$293,325
Choice Hotels International, Inc.	14,500	667,000
Container Store Group, Inc. (The)*†	7,500	254,625
DeVry, Inc.	6,000	254,340
Dick's Sporting Goods, Inc.	13,500	737,235
DreamWorks Animation SKG, Inc.- Class
A*	2,950	78,322
Interval Leisure Group, Inc.	12,000	313,680
LKQ Corp.*	17,500	461,125
Lumber Liquidators Holdings, Inc.*†	4,900	459,620
Manchester United PLC - Class A,
(United kingdom)*†	17,018	293,390
Marriott Vacations Worldwide Corp.*	5,800	324,278
Morningstar, Inc.	2,000	158,040
Panera Bread Co. - Class A*	1,880	331,764
Penn National Gaming, Inc.*	32,000	394,240
Pinnacle Entertainment, Inc.*	14,000	331,800
Ralph Lauren Corp.	2,000	321,860
Under Armour, Inc. - Class A*	7,000	802,480
Vail Resorts, Inc.	11,500	801,550
		7,278,674

Financials — 19.5%
Alexander's, Inc. REIT	800	288,792
Alexandria Real Estate Equities, Inc. REIT	2,500	181,400
Arch Capital Group Ltd. (Bermuda)*	23,000	1,323,420
Artisan Partners Asset Management, Inc.	5,000	321,250
Carlyle Group LP (The)	8,200	288,148
Cohen & Steers, Inc.†	9,500	378,575
Douglas Emmett, Inc. REIT	16,000	434,240
Eaton Vance Corp.	4,500	171,720
Financial Engines, Inc.	1,490	75,662
Gaming and Leisure Properties, Inc. REIT	12,947	472,048
LaSalle Hotel Properties REIT	7,500	234,825
Oaktree Capital Group LLC	4,993	290,393
Primerica, Inc.	13,000	612,430
		5,072,903

Industrials — 17.5%
Advisory Board Co. (The)*	4,000	257,000
Colfax Corp.*	7,700	549,241
Copart, Inc.*	15,000	545,850
Generac Holdings, Inc.	12,000	707,640
Genesee & Wyoming, Inc. - Class A*	12,000	1,167,840
Middleby Corp.*	3,000	792,630
Rexnord Corp.*	10,021	290,409
Trex Co., Inc.*	254	18,583
Valmont Industries, Inc.	1,500	223,260
		4,552,453

Information Technology — 13.6%
Advent Software, Inc.	10,000	293,600
Benefitfocus, Inc.*†	3,232	151,807
Booz Allen Hamilton Holding Corp.	22,500	495,000
Bottomline Technologies de, Inc.*	5,000	175,750
CoStar Group, Inc.*	5,700	1,064,418
Guidewire Software, Inc.*	5,604	274,876
MAXIMUS, Inc.	12,000	538,320
Shutterstock, Inc.*	1,000	72,610
SS&C Technologies Holdings, Inc.*	12,215	488,844
		3,555,225

Consumer Staples — 6.3%
Boston Beer Co., Inc. (The) - Class A*†	729	178,408
Church & Dwight Co., Inc.	4,500	310,815
TreeHouse Foods, Inc.*	7,500	539,925
United Natural Foods, Inc.*	8,500	602,820
		1,631,968

Energy — 4.6%
Atlas Energy LP	1,632	70,241
CARBO Ceramics, Inc.†	700	96,593
RSP Permian, Inc.*	6,500	187,785
SEACOR Holdings, Inc.*	2,074	179,235
Susser Petroleum Partners LP†	5,861	206,014
Targa Resources Corp.	4,700	466,522
		1,206,390

Utilities — 4.3%
ITC Holdings Corp.	30,000	1,120,500

Health Care — 3.2%
Acadia Pharmaceuticals, Inc.*	1,000	24,330
Brookdale Senior Living, Inc.*	2,500	83,775
Castlight Health, Inc.*	500	10,610
CFR Pharmaceuticals SA 144a ADR	5,250	104,954
Community Health Systems, Inc.*	12,000	470,040
Foundation Medicine, Inc.*†	354	11,460
IDEXX Laboratories, Inc.*	787	95,542
Neogen Corp.*	1,000	44,950
		845,661

Materials — 0.9%
CaesarStone Sdot - Yam Ltd. (Israel)	4,214	229,157
Total Common Stocks		$25,492,931

Investment Funds— 8.7%
Invesco Government & Agency
Portfolio, Institutional Class,
0.02%**∞Ω	1,564,997	1,564,997
Touchstone Institutional Money Market
Fund, 0.01%^∞Ω	708,033	708,033
Total Investment Funds		$2,273,030

Total Investment Securities —106.5%
(Cost $13,391,255)		$27,765,961

Liabilities in Excess of Other Assets — (6.5%)		(1,682,555)

Net Assets — 100.0%		$26,083,406

* Non-income producing security.

9

Touchstone Baron Small Cap Growth Fund (Unaudited) (Continued)

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2014 was $1,546,589.

∞	Open End Fund

Ω	Represents the 7-day SEC yield as of March 31, 2014.

Portfolio Abbreviations:

ADR - American Depositary Receipt

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, these securities were valued at $104,954 or 0.4% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$25,492,931	$—	$—	$25,492,931
Investment Funds	2,273,030	—	—	2,273,030
				$27,765,961

See accompanying Notes to Portfolios of Investments.

10

Portfolio of Investments

Touchstone High Yield Fund – March 31, 2014 (Unaudited)

Principal Amount		Market Value

	Corporate Bonds— 98.5%

	Energy — 21.9%
$50,000	Access Midstream Partners LP / ACMP
	Finance Corp., 4.875%, 5/15/23	$50,375
65,000	Access Midstream Partners LP / ACMP
	Finance Corp., 4.875%, 3/15/24	64,838
18,000	Access Midstream Partners LP / ACMP
	Finance Corp., 6.125%, 7/15/22	19,372
108,000	Atlas Pipeline Partners LP / Atlas
	Pipeline Finance Corp.,
	6.625%, 10/1/20	115,020
70,000	Basic Energy Services, Inc.,
	7.750%, 2/15/19	75,162
44,000	Basic Energy Services, Inc.,
	7.750%, 10/15/22	47,740
109,000	Bill Barrett Corp., 7.000%, 10/15/22	114,722
69,000	Calfrac Holdings LP, 144a,
	7.500%, 12/1/20	72,450
131,000	Carrizo Oil & Gas, Inc., 7.500%, 9/15/20	144,100
17,000	Carrizo Oil & Gas, Inc.,
	8.625%, 10/15/18	18,232
50,000	Clayton Williams Energy, Inc.,
	7.750%, 4/1/19	53,125
7,000	Cloud Peak Energy Resources LLC /
	Cloud Peak Energy Finance Corp.,
	6.375%, 3/15/24	7,175
32,000	Cloud Peak Energy Resources LLC /
	Cloud Peak Energy Finance Corp.,
	8.500%, 12/15/19	34,480
16,000	CONSOL Energy, Inc., 8.000%, 4/1/17	16,700
16,000	CONSOL Energy, Inc., 8.250%, 4/1/20	17,380
39,000	Crestwood Midstream Partners LP /
	Crestwood Midstream Finance
	Corp., 144a, 6.125%, 3/1/22	40,755
134,000	Drill Rigs Holdings, Inc., 144a,
	6.500%, 10/1/17	139,695
96,000	Expro Finance Luxembourg SCA, 144a,
	8.500%, 12/15/16	100,440
148,000	Exterran Partners LP / EXLP Finance
	Corp., 6.000%, 4/1/21	147,260
9,000	Forest Oil Corp., 7.250%, 6/15/19†	7,886
171,000	Genesis Energy LP / Genesis Energy
	Finance Corp., 5.750%, 2/15/21	176,985
49,000	Gibson Energy, Inc. (Canada), 144a,
	6.750%, 7/15/21	52,552
22,000	Hilcorp Energy I LP / Hilcorp Finance
	Co., 144a, 7.625%, 4/15/21	24,090
12,000	Hilcorp Energy I LP / Hilcorp Finance
	Co., 144a, 8.000%, 2/15/20	12,990
39,000	Hornbeck Offshore Services, Inc.,
	5.000%, 3/1/21	38,318
69,000	Key Energy Services, Inc.,
	6.750%, 3/1/21	72,536
32,000	Linn Energy LLC / Linn Energy Finance
	Corp., 8.625%, 4/15/20	34,760
78,000	Linn Energy LLC / Linn Energy Finance
	Corp., 144a, 7.250%, 11/1/19	81,315
125,000	MEG Energy Corp. (Canada), 144a,
	6.500%, 3/15/21	131,562
28,000	Newfield Exploration Co.,
	5.625%, 7/1/24	29,050
59,000	Northern Blizzard Resources, Inc.
	(Canada), 144a, 7.250%, 2/1/22	60,770
25,000	NuStar Logistics LP, 4.800%, 9/1/20	24,625
16,000	NuStar Logistics LP, 6.750%, 2/1/21	17,300
40,000	Oasis Petroleum, Inc., 144a,
	6.875%, 3/15/22	43,300
42,000	Pacific Drilling SA, 144a,
	5.375%, 6/1/20	41,685
170,000	Pacific Drilling V Ltd., 144a,
	7.250%, 12/1/17	183,600
56,000	Peabody Energy Corp.,
	6.000%, 11/15/18	58,730
90,000	Pioneer Energy Services Corp.,
	9.875%, 3/15/18	94,950
32,000	Plains Exploration & Production Co.,
	6.875%, 2/15/23	35,600
33,000	QEP Resources, Inc., 6.800%, 3/1/20	35,516
96,000	Sabine Pass Liquefaction LLC,
	5.625%, 2/1/21	99,000
168,000	SandRidge Energy, Inc.,
	8.750%, 1/15/20	181,020
82,000	SemGroup Corp., 7.500%, 6/15/21	88,970
46,000	SESI LLC, 7.125%, 12/15/21	51,290
27,000	Tesoro Logistics LP / Tesoro Logistics
	Finance Corp., 144a,
	5.875%, 10/1/20	28,215
200,000	Tullow Oil PLC (United Kingdom),
	144a, 6.000%, 11/1/20	203,000
		3,188,636

	Consumer Discretionary — 19.9%
64,000	Albea Beauty Holdings SA, 144a,
	8.375%, 11/1/19	69,440
139,000	AMC Networks, Inc., 7.750%, 7/15/21	156,722
33,000	American Axle & Manufacturing, Inc.,
	6.250%, 3/15/21	35,145
38,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 6.500%, 4/30/21	40,280
35,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 6.625%, 1/31/22	37,406
53,000	Cequel Communications Holdings I
	LLC / Cequel Capital Corp., 144a,
	6.375%, 9/15/20	55,385
52,000	Cogeco Cable, Inc. (Canada), 144a,
	4.875%, 5/1/20	51,740
173,000	Delphi Corp., 5.000%, 2/15/23	183,380
14,000	DISH DBS Corp., 5.875%, 7/15/22	14,945
100,000	DISH DBS Corp., 6.750%, 6/1/21	112,000
35,000	DISH DBS Corp., 7.875%, 9/1/19	41,388

11

Touchstone High Yield Fund (Unaudited) (Continued)

Principal Amount		Market Value

	Corporate Bonds — 98.5% (Continued)

	Consumer Discretionary — (Continued)
$13,000	DR Horton, Inc., 4.375%, 9/15/22	$12,740
226,000	Goodyear Tire & Rubber Co. (The),
	8.750%, 8/15/20	267,245
40,000	KB Home, 7.000%, 12/15/21	43,050
223,000	Lamar Media Corp., 5.875%, 2/1/22	236,380
96,000	Libbey Glass, Inc., 6.875%, 5/15/20	104,880
19,000	LKQ Corp., 144a, 4.750%, 5/15/23	18,002
32,000	Ltd. Brands, Inc., 5.625%, 2/15/22	33,800
105,000	Meritage Homes Corp.,
	7.150%, 4/15/20	117,075
20,000	Netflix, Inc., 144a, 5.750%, 3/1/24	20,700
163,000	Quebecor Media, Inc. (Canada),
	5.750%, 1/15/23	163,408
41,000	Reynolds Group Issuer, Inc. / Reynolds
	Group Issuer LLC / Reynolds Group
	Issuer Lu, 6.875%, 2/15/21	44,280
57,000	Royal Caribbean Cruises Ltd.,
	5.250%, 11/15/22	58,425
91,000	RSI Home Products, Inc., 144a,
	6.875%, 3/1/18	97,598
63,000	Sabre, Inc., 144a, 8.500%, 5/15/19	69,615
85,000	Service Corp. International/US,
	8.000%, 11/15/21	98,388
10,000	Service Corp. International/US, 144a,
	5.375%, 1/15/22	10,125
22,000	Sinclair Television Group, Inc.,
	5.375%, 4/1/21	21,835
103,000	Sinclair Television Group, Inc.,
	6.125%, 10/1/22	104,288
65,000	Sirius XM Radio, Inc., 144a,
	4.250%, 5/15/20	63,538
101,000	Sirius XM Radio, Inc., 144a,
	5.250%, 8/15/22	104,030
93,000	Stackpole International Intermediate /
	Stackpole International Powder
	(Luxembourg), 144a,
	7.750%, 10/15/21	99,626
17,000	Standard Pacific Corp.,
	8.375%, 1/15/21	20,102
31,000	StoneMor Partners LP / Cornerstone
	Family Services of WV, 144a,
	7.875%, 6/1/21	31,852
39,000	Taylor Morrison Communities, Inc. /
	Monarch Communities Inc., 144a,
	5.625%, 3/1/24	38,512
38,000	Taylor Morrison Communities, Inc. /
	Monarch Communities Inc., 144a,
	7.750%, 4/15/20	41,895
41,000	Tenneco, Inc., 6.875%, 12/15/20	44,998
34,000	Toll Brothers Finance Corp.,
	5.875%, 2/15/22	36,380
33,000	Tomkins LLC / Tomkins, Inc.,
	9.000%, 10/1/18	35,435
25,000	TRW Automotive, Inc., 144a,
	4.500%, 3/1/21	25,688
26,000	Virgin Media Secured Finance PLC
	(United Kingdom), 144a,
	5.375%, 4/15/21	26,845
7,000	William Lyon Homes, Inc., 144a,
	5.750%, 4/15/19	7,088
		2,895,654

	Industrials — 11.0%
77,000	Allegion US Holding Co., Inc., 144a,
	5.750%, 10/1/21	81,042
100,000	Alliant Techsystems, Inc., 144a,
	5.250%, 10/1/21	102,750
38,978	American Airlines 2013-2 Class B Pass
	Through Trust, 144a,
	5.600%, 7/15/20	40,634
66,000	Amsted Industries, Inc., 144a,
	5.000%, 3/15/22	66,330
6,000	Bombardier, Inc., 144a,
	6.125%, 1/15/23	6,060
35,000	Bombardier, Inc. (Canada), 144a,
	6.000%, 10/15/22	35,000
15,000	BWAY Holding Co., 10.000%, 6/15/18	15,975
120,000	Calcipar SA, 144a, 6.875%, 5/1/18	127,800
24,000	Case New Holland, Inc.,
	7.875%, 12/1/17	28,140
94,578	Continental Airlines 2003-ERJ1 Pass
	Through Trust, Ser RJ03,
	7.875%, 7/2/18	103,563
13,000	Covanta Holding Corp.,
	5.875%, 3/1/24	13,205
30,000	DigitalGlobe, Inc., 5.250%, 2/1/21	29,625
75,000	Dynacast International LLC / Dynacast
	Finance, Inc., 9.250%, 7/15/19	83,438
33,000	Griffon Corp., 144a, 5.250%, 3/1/22	32,670
51,000	Hertz Corp. (The), 6.250%, 10/15/22†	54,570
95,000	JB Poindexter & Co., Inc., 144a,
	9.000%, 4/1/22	101,650
173,000	JM Huber Corp., 144a,
	9.875%, 11/1/19	198,950
144,000	Martin Midstream Partners LP / Martin
	Midstream Finance Corp.,
	7.250%, 2/15/21	151,020
59,000	Navios Maritime Holdings, Inc. /
	Navios Maritime Finance II US Inc.
	(Marshall Islands), 144a,
	7.375%, 1/15/22	60,328
83,000	Nielsen Co. Luxembourg SARL (The)
	(Luxembourg), 144a,
	5.500%, 10/1/21	86,631
25,000	Nielsen Finance LLC / Nielsen Finance
	Co., 4.500%, 10/1/20	25,188
7,000	RR Donnelley & Sons Co.,
	7.250%, 5/15/18	8,138
36,000	Stena AB (Sweden), 144a,
	7.000%, 2/1/24	36,630

12

Touchstone High Yield Fund (Unaudited) (Continued)

Principal Amount		Market Value

	Corporate Bonds — 98.5% (Continued)

	Industrials — (Continued)
$15,000	Titan International, Inc., 144a,
	6.875%, 10/1/20	$15,900
1,000	United Rentals North America, Inc.,
	7.375%, 5/15/20	1,105
57,000	United Rentals North America, Inc.,
	7.625%, 4/15/22	63,911
30,000	US Airways 2013-1 Class B Pass
	Through Trust, 5.375%, 11/15/21	30,375
		1,600,628

	Health Care — 10.0%
187,000	CHS / Community Health Systems,
	Inc., 7.125%, 7/15/20	202,895
14,000	Grifols Worldwide Operations Ltd.
	(Ireland), 144a, 5.250%, 4/1/22	14,315
257,000	HCA, Inc., 6.500%, 2/15/20	287,840
82,000	Kindred Healthcare, Inc.,
	8.250%, 6/1/19	87,842
44,000	Kindred Healthcare, Inc., 144a,
	6.375%, 4/15/22	44,110
18,000	Salix Pharmaceuticals Ltd., 144a,
	6.000%, 1/15/21	19,215
251,000	Select Medical Corp., 6.375%, 6/1/21	254,765
192,000	Tenet Healthcare Corp., 144a,
	6.000%, 10/1/20	205,440
190,000	Universal Hospital Services, Inc.,
	7.625%, 8/15/20	203,300
59,000	Valeant Pharmaceuticals International,
	144a, 6.375%, 10/15/20	63,720
71,000	Valeant Pharmaceuticals International,
	144a, 6.750%, 8/15/18	78,100
		1,461,542

	Telecommunication Services — 8.2%
66,000	CenturyLink, Inc., 5.625%, 4/1/20	69,382
17,000	CenturyLink, Inc., 5.800%, 3/15/22	17,382
17,000	CenturyLink, Inc., 6.450%, 6/15/21	18,275
31,000	Cincinnati Bell, Inc., 8.375%, 10/15/20	33,945
56,000	Frontier Communications Corp.,
	8.500%, 4/15/20	65,100
153,000	GCI, Inc., 8.625%, 11/15/19	163,710
42,000	Intelsat Jackson Holdings SA
	(Luxembourg), 7.250%, 10/15/20	45,570
75,000	Softbank Corp., 144a, 4.500%, 4/15/20	74,625
58,000	Sprint Capital Corp., 6.875%, 11/15/28	56,260
100,000	Sprint Communications, Inc., 144a,
	7.000%, 3/1/20	115,250
67,000	Sprint Communications, Inc., 144a,
	9.000%, 11/15/18	81,908
5,000	T-Mobile USA, Inc., 5.250%, 9/1/18	5,288
21,000	T-Mobile USA, Inc., 6.125%, 1/15/22	21,998
15,000	T-Mobile USA, Inc., 6.250%, 4/1/21	15,863
7,000	T-Mobile USA, Inc., 6.464%, 4/28/19	7,490
112,000	T-Mobile USA, Inc., 6.542%, 4/28/20	120,540
13,000	T-Mobile USA, Inc., 6.836%, 4/28/23	13,943
59,000	UPCB Finance V Ltd., 144a,
	7.250%, 11/15/21	65,048
51,000	UPCB Finance VI Ltd., 144a,
	6.875%, 1/15/22	55,590
99,000	Wind Acquisition Finance SA, 144a,
	7.250%, 2/15/18	104,198
44,000	Windstream Corp., 7.750%, 10/15/20	47,190
		1,198,555

	Materials — 8.1%
73,000	Aleris International, Inc.,
	7.625%, 2/15/18	75,372
190,000	ArcelorMittal, 5.750%, 8/5/20	201,875
141,000	Cascades, Inc., 7.875%, 1/15/20	150,870
103,000	Chemtura Corp., 5.750%, 7/15/21	106,862
44,000	FMG Resources August 2006 Pty Ltd.,
	144a, 6.875%, 4/1/22	47,410
31,000	HudBay Minerals, Inc. (Canada),
	9.500%, 10/1/20	33,170
20,000	Huntsman International LLC,
	4.875%, 11/15/20	20,125
7,000	Imperial Metals Corp. (Canada), 144a,
	7.000%, 3/15/19	7,140
110,000	JMC Steel Group, Inc., 144a,
	8.250%, 3/15/18	112,475
136,000	Koppers, Inc., 7.875%, 12/1/19	145,860
139,000	PolyOne Corp., 5.250%, 3/15/23	139,695
79,000	Steel Dynamics, Inc., 5.250%, 4/15/23	80,382
47,000	Tembec Industries, Inc.,
	11.250%, 12/15/18	51,348
9,000	Vulcan Materials Co., 7.500%, 6/15/21	10,598
		1,183,182

	Financials — 6.7%
200,000	Ally Financial, Inc., 3.500%, 1/27/19	200,000
100,000	Ally Financial, Inc., 8.000%, 11/1/31	122,000
108,000	CIT Group, Inc., 5.000%, 8/15/22	112,050
17,000	Credit Acceptance Corp., 144a,
	6.125%, 2/15/21	17,680
73,000	Crown Castle International Corp., REIT,
	5.250%, 1/15/23	74,186
48,000	First Cash Financial Services, Inc., 144a,
	6.750%, 4/1/21	49,200
113,000	International Lease Finance Corp.,
	6.250%, 5/15/19	124,582
49,000	MPT Operating Partnership LP / MPT
	Finance Corp., 6.375%, 2/15/22	52,430
45,000	MPT Operating Partnership LP / MPT
	Finance Corp., 6.875%, 5/1/21	48,375
26,000	PHH Corp., 6.375%, 8/15/21	26,845
141,000	PHH Corp., 7.375%, 9/1/19	155,805
		983,153

	Consumer Staples — 5.3%
60,000	ARAMARK Corp., 5.750%, 3/15/20	63,375

13

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 98.5% (Continued)

	Consumer Staples — (Continued)
$53,000	BI-LO LLC / BI-LO Finance Corp., 144a,
	9.250%, 2/15/19	$58,101
99,000	Constellation Brands, Inc.,
	3.750%, 5/1/21	96,772
45,000	Harland Clarke Holdings Corp., 144a,
	6.875%, 3/1/20	45,675
30,000	Ingles Markets, Inc., 5.750%, 6/15/23	30,000
100,000	JBS USA LLC / JBS USA Finance, Inc.,
	144a, 7.250%, 6/1/21	106,500
220,000	Post Holdings, Inc., 7.375%, 2/15/22	236,500
35,000	Smithfield Foods, Inc., 6.625%, 8/15/22	37,800
88,000	Sun Merger Sub, Inc., 144a,
	5.250%, 8/1/18	91,410
		766,133

	Information Technology — 3.9%
93,000	Activision Blizzard, Inc., 144a,
	5.625%, 9/15/21	99,510
100,000	Audatex North America, Inc., 144a,
	6.000%, 6/15/21	106,750
42,000	Equinix, Inc., 4.875%, 4/1/20	42,945
75,000	Equinix, Inc., 5.375%, 4/1/23	76,500
40,000	Fidelity National Information Services,
	Inc., 5.000%, 3/15/22	41,843
31,000	Hughes Satellite Systems Corp.,
	6.500%, 6/15/19	34,022
80,000	IAC/InterActiveCorp, 4.875%, 11/30/18	83,500
34,000	NCR Corp., 144a, 5.875%, 12/15/21	35,785
24,000	Sensata Technologies BV
	(Netherlands), 144a,
	4.875%, 10/15/23	23,580
25,000	ViaSat, Inc., 6.875%, 6/15/20	26,812
		571,247

	Utilities — 3.5%
245,000	Calpine Corp., 144a, 7.875%, 1/15/23	274,400
159,000	DPL, Inc., 7.250%, 10/15/21	164,168
48,000	InterGen NV (Netherlands), 144a,
	7.000%, 6/30/23	50,400
21,000	NRG Energy, Inc., 7.875%, 5/15/21	23,100
		512,068
	Total Corporate Bonds	$14,360,798

Shares

	Investment Funds — 1.2%
64,701	Invesco Government & Agency
	Portfolio, Institutional Class,
	0.02%**∞Ω	64,701
110,251	Touchstone Institutional Money
	Market Fund, 0.01%^∞Ω	110,251
	Total Investment Funds	$174,952

	Total Investment Securities —99.7%
	(Cost $13,999,473)	$14,535,750

	Other Assets in
	Excess of Liabilities — 0.3%	47,719

	Net Assets — 100.0%	$14,583,469

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2014 was $61,831.

∞	Open End Fund

Ω	Represents the 7-day SEC yield as of March 31, 2014.

14

Touchstone High Yield Fund (Unaudited) (Continued)

Portfolio Abbreviations:

LLC - Limited Liability Company

LP - Limited Partnership

MTN - Medium Term Note

PLC - Public Limited Company

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, these securities were valued at $5,088,008 or 34.9% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$14,360,798	$—	$14,360,798
Investment Funds	174,952	—	—	174,952
				$14,535,750

See accompanying Notes to Portfolios of Investments.

15

Portfolio of Investments

Touchstone Large Cap Core Equity Fund – March 31, 2014 (Unaudited)

	Shares	Market Value

Common Stocks— 98.9%

Financials — 22.2%
Aflac, Inc.	8,817	$555,824
American Express Co.	7,964	716,999
Ameriprise Financial, Inc.	8,880	977,422
Bank of America Corp.	50,440	867,568
BlackRock, Inc.	3,370	1,059,798
Citigroup, Inc.	13,490	642,124
Goldman Sachs Group, Inc. (The)	4,820	789,757
JPMorgan Chase & Co.	14,430	876,045
State Street Corp.	6,486	451,101
US Bancorp	8,350	357,881
Wells Fargo & Co.	15,740	782,908
		8,077,427

Information Technology — 17.5%
Apple, Inc.	1,370	735,334
Cisco Systems, Inc.	23,400	524,394
EMC Corp.	14,480	396,897
Google, Inc. - Class A*	724	806,905
Hewlett-Packard Co.	30,060	972,742
Intel Corp.	31,936	824,268
Oracle Corp.	21,241	868,969
Qualcomm, Inc.	9,786	771,724
TE Connectivity Ltd. (Switzerland)	7,517	452,599
		6,353,832

Industrials — 15.7%
Danaher Corp.	8,228	617,100
General Electric Co.	30,050	777,994
Illinois Tool Works, Inc.	8,826	717,819
Norfolk Southern Corp.	7,660	744,322
Stanley Black & Decker, Inc.	4,520	367,205
Union Pacific Corp.	5,167	969,639
United Rentals, Inc.*	9,890	938,957
United Technologies Corp.	4,845	566,090
		5,699,126

Health Care — 14.7%
Covidien PLC (Ireland)	8,200	604,012
Express Scripts Holding Co.*	11,452	859,931
McKesson Corp.	4,747	838,178
Merck & Co., Inc.	11,860	673,292
Pfizer, Inc.	21,650	695,398
Stryker Corp.	4,540	369,874
UnitedHealth Group, Inc.	9,762	800,386
Zimmer Holdings, Inc.	5,590	528,702
		5,369,773

Consumer Discretionary — 14.1%
CBS Corp. - Class B	5,800	358,439
Delphi Automotive PLC (United
Kingdom)	13,440	912,038
DIRECTV*	9,960	761,143
Gannett Co., Inc.	30,460	840,696
Home Depot, Inc. (The)	8,758	693,021
Macy's, Inc.	13,440	796,858
TRW Automotive Holdings Corp.*	7,270	593,377
Whirlpool Corp.	1,240	185,330
		5,140,902

Energy — 7.0%
Atwood Oceanics, Inc.*	8,740	440,409
Chevron Corp.	3,118	370,761
ConocoPhillips	11,225	789,679
Phillips 66	9,077	699,474
Seadrill Ltd. (Bermuda)	7,150	251,393
		2,551,716

Consumer Staples — 5.1%
Altria Group, Inc.	13,990	523,646
Philip Morris International, Inc.	5,992	490,565
Walgreen Co.	12,690	837,921
		1,852,132

Utilities — 1.1%
NextEra Energy, Inc.	4,100	392,042

Materials — 1.0%
CF Industries Holdings, Inc.	1,450	377,927

Telecommunication Services — 0.5%
Vodafone Group PLC ADR	5,239	192,848
Total Common Stocks		$36,007,725

Investment Fund — 1.1%
Touchstone Institutional Money Market
Fund, 0.01%^∞Ω	392,326	392,326

Total Investment Securities —100.0%
(Cost $28,019,520)		$36,400,051

Liabilities in Excess of Other Assets — 0.0%		(9,823)

Net Assets — 100.0%		$36,390,228

*	Non-income producing security.

^	Affiliated Fund.

∞	Open End Fund

Ω	Represents the 7-day SEC yield as of March 31, 2014.

16

Touchstone Large Cap Core Equity Fund (Unaudited) (Continued)

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$36,007,725	$—	$—	$36,007,725
Investment Fund	392,326	—	—	392,326
				$36,400,051

See accompanying Notes to Portfolios of Investments.

17

Portfolio of Investments

Touchstone Mid Cap Growth Fund – March 31, 2014 (Unaudited)

	Shares	Market Value

Common Stocks— 99.1%

Industrials — 21.1%
AMETEK, Inc.	10,950	$563,816
Copart, Inc.*	14,030	510,552
Donaldson Co., Inc.	11,300	479,120
Generac Holdings, Inc.	5,000	294,850
IHS, Inc. - Class A*	3,485	423,428
JB Hunt Transport Services, Inc.	6,460	464,603
Lincoln Electric Holdings, Inc.	7,010	504,790
Masco Corp.	17,710	393,339
Nielsen Holdings NV	9,440	421,307
Norfolk Southern Corp.	5,450	529,576
Sensata Technologies Holding N.V.
(Netherlands)*	13,780	587,579
TransDigm Group, Inc.	2,520	466,704
United Continental Holdings, Inc.*	9,540	425,770
		6,065,434

Consumer Discretionary — 19.4%
Allison Transmission Holdings, Inc.	17,110	512,273
AMC Networks, Inc. - Class A*	5,250	383,722
Discovery Communications, Inc. - Class
A*	1,720	142,244
Dollar General Corp.*	4,940	274,071
GNC Holdings, Inc. - Class A	5,350	235,507
Jarden Corp.*	8,255	493,897
Kate Spade & Co.*	8,680	321,941
Liberty Global PLC- Class A (United
Kingdom)*	4,790	199,264
Liberty Global PLC -Class C (United
Kingdom)*	4,830	196,629
Mohawk Industries, Inc.*	3,990	542,560
NVR, Inc.*	188	215,636
Polaris Industries, Inc.	3,890	543,473
PVH Corp.	3,500	436,695
Starwood Hotels & Resorts Worldwide,
Inc.	4,440	353,424
Tiffany & Co.	4,890	421,274
Urban Outfitters, Inc.*	8,070	294,314
		5,566,924

Health Care — 15.8%
Actavis PLC*	6,003	1,235,718
Alkermes PLC (Ireland)*	2,400	105,816
Cooper Cos., Inc. (The)	4,185	574,852
Cubist Pharmaceuticals, Inc.*	6,610	483,522
ICON PLC (Ireland)*	6,560	311,928
IDEXX Laboratories, Inc.*	3,690	447,966
Jazz Pharmaceuticals PLC (Ireland)*	3,330	461,804
Mettler-Toledo International, Inc.*	2,090	492,571
MWI Veterinary Supply, Inc.*	2,820	438,848
		4,553,025

Information Technology — 13.5%
Akamai Technologies, Inc.*	8,830	513,994
Alliance Data Systems Corp.*	2,225	606,201
Autodesk, Inc.*	4,130	203,113
Citrix Systems, Inc.*	1,010	58,004
F5 Networks, Inc.*	2,830	301,763
FEI Co.	4,340	447,107
LinkedIn Corp. - Class A*	1,698	314,028
NICE Systems Ltd. ADR	8,480	378,717
NXP Semiconductors N.V.,
(Netherlands)*	5,050	296,990
Red Hat, Inc.*	5,410	286,622
Total System Services, Inc.	13,720	417,225
Xilinx, Inc.	1,060	57,526
		3,881,290
Materials — 8.6%
Albemarle Corp.	3,680	244,426
Crown Holdings, Inc.*	6,510	291,257
Eastman Chemical Co.	4,577	394,583
FMC Corp.	6,360	486,922
MeadWestvaco Corp.	11,660	438,882
Vulcan Materials Co.	9,390	623,966
		2,480,036
Financials — 8.1%
Ameriprise Financial, Inc.	3,730	410,561
Aon PLC (United Kingdom)	5,950	501,466
CBRE Group, Inc. - Class A*	17,360	476,185
Regions Financial Corp.	41,880	465,287
Reinsurance Group of America, Inc.	5,850	465,836
		2,319,335
Consumer Staples — 6.9%
Church & Dwight Co., Inc.	8,120	560,848
Mead Johnson Nutrition Co.	6,860	570,340
WhiteWave Foods Co.- Class A*	19,780	564,521
Whole Foods Market, Inc.	5,400	273,834
		1,969,543
Energy — 5.7%
CONSOL Energy, Inc.	14,030	560,498
Ensco PLC - Class A (United Kingdom)	5,250	277,095
Tesoro Corp.	10,140	512,983
Valero Energy Corp.	5,550	294,705
		1,645,281
Total Common Stocks		$28,480,868

Investment Fund — 1.7%
Touchstone Institutional Money Market
Fund, 0.01%^∞Ω	495,492	495,492

18

Touchstone Mid Cap Growth Fund (Unaudited) (Continued)

Market Value

Total Investment Securities —100.8%
(Cost $23,669,488)	$28,976,360

Liabilities in Excess of Other Assets — (0.8%)	(222,383)

Net Assets — 100.0%	$28,753,977

*	Non-income producing security.

^	Affiliated Fund.

∞	Open End Fund

Ω	Represents the 7-day SEC yield as of March 31, 2014.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$28,480,868	$—	$—	$28,480,868
Investment Fund	495,492	—	—	495,492
				$28,976,360

See accompanying Notes to Portfolios of Investments.

19

Portfolio of Investments

Touchstone Money Market Fund – March 31, 2014 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

	Variable Rate Demand Notes(A) — 56.6%
$400,000	Chatom AL IDB (Powersouth Energy Coop) Ser 2012 A (SPA: National Rural
	Utilities Finance)	0.600%	11/15/38	$400,000
285,000	IL St Fin Auth Rev (Cmnty Action) Ser 2008 B (LOC: BMO Harris Bank NA)	0.410	03/01/37	285,000
170,000	Antigo WI IDR (Plaspack USA Proj) Ser 2008 B (LOC: BMO Harris Bank NA)	0.400	12/01/18	170,000
395,000	Milwaukee WI Redev Auth (Kubin Nicholson) Ser 2000 B
	(LOC: BMO Harris Bank NA)	0.400	08/01/20	395,000
246,000	Fitch Denny Funeral Home, Inc. Ser 2004	0.360	09/01/24	246,000
912,000	Mill Street Village LLC Ser 2006	0.360	01/01/37	912,000
933,000	WAI Enterprises LLC Ser 2004	0.300	06/01/24	933,000
210,000	CA St Infra & Eco Dev BK Rev (Hillview Mental) Ser 2008 B (LOC: Comerica Bank)	0.300	08/01/33	210,000
460,000	FBC Chemical Corp. Ser 2000	0.280	10/01/15	460,000
1,515,000	Phoenix Realty IL Spl Account Rev Ser 1999 (LOC: Northern Trust Company)	0.240	04/01/20	1,515,000
1,420,000	Springfield MO IDA (DMP Pptys LLC) Ser 2001 B (LOC: Guaranty Bank)	0.240	08/01/21	1,420,000
490,000	Springfield MO IDA (DMP Pptys LLC) Ser 2010 (LOC: Guaranty Bank/FHLB)	0.230	12/01/30	490,000
460,000	Lexington-Fayette KY Urban Cnty (Eastland Parkway) Ser 2006 (LOC: Traditional
	Bank, Inc./FHLB)	0.210	09/01/27	460,000
465,000	Butler Co OH Capital Funding Rev (CCAO Low Cost) Ser 2005 B (LOC: US Bank NA)	0.210	06/01/35	465,000
350,000	Diaz-Upton LLC Ser 2004	0.200	05/01/26	350,000
930,000	Mequon WI IDR (Gateway Plastics) Ser 2001 B (LOC: Bank One Wisconsin)	0.200	08/01/26	930,000
110,000	WA St HFC (Vintage Burien) Ser 2004 B (LIQ: FNMA)	0.200	01/15/38	110,000
645,000	Hopewell Development Co. Ser 2000	0.180	03/01/20	645,000
100,000	Alameda Co CA IDA Rev (Ettore Prods Co) Ser 2005 B (LOC: Comerica Bank)	0.180	12/01/30	99,999
1,890,000	Sheboygan Falls WI Indl Rev (Adj Dev Htt Inc Proj) Ser 2007 A (LOC: U.S. Bank NA)	0.180	01/01/32	1,890,000
350,000	FL St HFC (Hsg Waterford Pointe) Ser 2000 E 2 (LIQ: FNMA)	0.180	02/15/33	350,000
1,335,000	WA St HFC (Brittany Pk) Ser 1996 B (LIQ: FNMA)	0.160	11/01/21	1,335,000
885,000	Miarko, Inc. Ser 2007	0.160	02/01/27	885,000
827,000	M&P Richfield LLC Ser 2001	0.160	11/01/28	827,000
345,000	WA St HFC (Whisperwood) Ser 2002 B (LIQ: FNMA)	0.160	05/15/35	345,000
340,000	Young Men's Christian Association of Metropolitan Milwaukee, Inc. (The) Ser
	2008	0.150	05/01/33	340,000
240,000	Maricopa Co AZ IDA (San Angelin Apts) Ser 2004 A (LIQ: FNMA)	0.150	05/15/37	240,000
1,200,000	Abag CA Fin Auth For Nonprofit (Hsg Gaia Bldg A T) Ser 2000 (LIQ: FNMA)	0.140	09/15/32	1,200,000
1,350,000	MS St Business Fin Corp. (Chevron USA Inc Pj) Ser 2009 D	0.120	12/01/30	1,350,000
1,000,000	NY Ser 2004 (LOC: Bank of NY Mellon)	0.120	03/01/34	1,000,000
1,000,000	Allen Co OH Hosp Facs Rev (Catholic Healthcare) Ser 2010 C (LOC: Union Bank
	NA)	0.120	06/01/34	1,000,000
1,200,000	OH St Univ Ser 2010 E	0.120	06/01/35	1,200,000
1,100,000	East Baton Rouge Parish LA Indl Dev Board Inc. (ExxonMobil Proj) Ser 2010 B	0.120	12/01/40	1,100,000
170,000	Tennis For Charity, Inc. OH Ser 2004 (LOC: JP Morgan Chase Bank NA)	0.100	12/01/29	170,000
905,000	VT St Edl & Hlth Bldg Ser 2008 A (LOC: TD Banknorth NA)	0.080	10/01/28	905,000
1,000,000	WI St Hlth & Edl Fa (Bay Area Med Ctr Inc) Ser 2008 (LOC: BMO Harris Bank NA)	0.080	02/01/38	1,000,000
1,000,000	OH St Hgr Edl Fac Comm Hosp (Cleveland Clinic Hlth Sys) Ser 2013 (LIQ: Bank of
	NY Mellon Trust)	0.060	01/01/39	1,000,000
	Total Variable Rate Demand Notes			$26,632,999

	U.S. Government Agency Obligations— 17.3%
2,000,000	Overseas Private Investment Corp.(A)(B)	0.250	06/15/17	2,000,000
1,403,509	Overseas Private Investment Corp.(A)(B)	0.250	03/15/24	1,403,509
732,975	Overseas Private Investment Corp.(A)(B)	0.250	03/15/24	732,975
4,000,000	Overseas Private Investment Corp.(A)(B)	0.250	07/15/25	4,000,000
	Total U.S. Government Agency Obligations			$8,136,484

20

Touchstone Money Market Fund (Unaudited) (Continued)

Principal Amount		Interest Rate	Maturity Date	Value

	Corporate Bonds— 14.9%
$150,000	Bank of Montreal MTN	1.750%	04/29/14	$150,166
500,000	EI du Pont DE Nemours & Co.	4.875	04/30/14	501,845
980,000	Credit Suisse	5.500	05/01/14	984,182
443,000	Northern Trust Corp.	4.625	05/01/14	444,581
100,000	International Business Machines Corp.	1.250	05/12/14	100,118
650,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands 144a	4.200	05/13/14	652,945
100,000	General Electric Capital Corp.	5.900	05/13/14	100,638
150,000	Toronto-Dominion Bank (The)	1.375	07/14/14	150,457
205,000	Procter & Gamble Co. (The)	4.950	08/15/14	208,579
400,000	Royal Bank of Canada	1.450	10/30/14	402,794
370,000	International Business Machines Corp.	0.875	10/31/14	371,453
1,200,000	US BanCorp. MN MTN	2.875	11/20/14	1,219,658
315,000	Bank of New York Mellon Corp. (The) MTN	1.700	11/24/14	317,445
350,000	Bank of Nova Scotia	1.850	01/12/15	354,081
191,000	ConocoPhillips	4.600	01/15/15	197,394
145,000	Credit Suisse USA, Inc.	4.875	01/15/15	149,996
164,000	EI du Pont DE Nemours & Co.	3.250	01/15/15	167,743
100,000	UBS AG/Stamford CT	3.875	01/15/15	102,725
264,000	National Rural Utilities Cooperative Finance Corp.	1.000	02/02/15	265,423
162,000	Procter & Gamble Co. (The)	3.500	02/15/15	166,479
	Total Corporate Bonds			$7,008,702

	Municipal Bonds— 7.4%
500,000	CT St UTGO Ser 2004 C Pre-refunded @ $100	5.000	04/01/14	500,000
200,000	Fishers IN Redev Auth Lease Re BANS Revenue Notes Ser 2013	0.750	04/12/14	200,000
200,000	Williams Cnty Brd of Edu BANS Sch Impt UTGO Ser 2013	1.625	04/22/14	200,112
105,000	Southfield MI Public Sch Bldg & Site UTGO Ser 2004 B Pre-refunded @ $100	5.000	05/01/14	105,392
350,000	NC St Cops Repair & Renovation Proj Certificate of Participation Ser 2004 B
	Pre-refunded @ $100	4.500	06/01/14	352,392
300,000	Hamilton IN S Estrn Consol Sch BANS Revenue Notes Ser 2013	2.000	06/15/14	300,860
100,000	Manchester CT Txbl BANS Txbl UTGO Ser 2013	1.000	07/03/14	100,063
100,000	New Albany OH Txbl BANS Revenue Notes Ser 2013	1.375	07/31/14	100,279
100,000	Pasco Co FL Sch Brd Cops Certificate of Participation Ser 2004 A Pre-refunded @
	$100	5.000	08/01/14	101,491
450,000	IL St Fin Auth Rev Northwestern Mem Hosp Ser 2004 A Pre-refunded @ $100	5.500	08/15/14	458,608
200,000	Center Grove Multi-Fac Sch Bld BANS Revenue Notes Ser 2013	0.500	09/15/14	200,000
300,000	American Muni Pwr-Ohio, Inc. BANS Ser 2013	1.000	10/23/14	300,338
150,000	Bristol CT Txbl BANS UTGO Ser 2014	1.000	10/27/14	150,300
200,000	Avon OH Wtr Sys Impt Rev BANS Txbl Revenue Notes Ser 2014	1.000	02/05/15	200,760
200,000	Franklin Co OH Spl Oblg Txbl BANS Stadium Fac Proj Ser 2014	0.800	03/05/15	200,737
	Total Municipal Bonds			$3,471,332

	Certificate of Deposit— 2.1%
500,000	Bank of Nova Scotia/Houston(B)	0.260	02/25/15	500,000
500,000	Canadian Imperial Bank of Commerce/New York NY(B)	0.212	03/20/15	500,000
	Total Certificate of Deposit			$1,000,000

	Commercial Paper— 2.1%
1,000,000	Bank of Tokyo - Mit UFJCP(C)	0.100	04/03/14	999,994

21

Touchstone Money Market Fund (Unaudited) (Continued)

Value

Total Investment Securities —100.4%
(Cost $47,249,511)	$47,249,511

Liabilities in Excess of Other Assets — (0.4%)	(191,923)

Net Assets — 100.0%	$47,057,588

(A)	Demand Feature - Maturities shown are the final maturities, not the date on which principal could be recovered through the demand feature.

(B)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2014.

(C)	Rate reflects yield at the time of purchase.

Portfolio Abbreviations:

BANS - Bond Anticipation Notes	IDA - Industrial Development Authority/Agency	LIQ - Liquidity Agreement

CCAO - County Commissioners' Association of Ohio	IDB - Industrial Development Board	MTN - Medium Term Note

FHLB - Federal Home Loan Bank	IDR - Industrial Development Revenue	SPA - Stand-by Purchase Agreement

FNMA - Federal National Mortgage Association	LLC - Limited Liability Company	UTGO - Unlimited Tax General Obligation

HFC - Housing Finance Commission	LOC - Letter of Credit

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, this security was valued at $652,945 or 1.4% of net assets. This security was deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Variable Rate Demand Notes	$—	$26,632,999	$—	$26,632,999
U.S. Government Agency Obligations	—	8,136,484	—	8,136,484
Corporate Bonds	—	7,008,702	—	7,008,702
Municipal Bonds	—	3,471,332	—	3,471,332
Certificate of Deposit	—	1,000,000	—	1,000,000
Commercial Paper	—	999,994	—	999,994
				$47,249,511

See accompanying Notes to Portfolios of Investments.

22

Portfolio of Investments

Touchstone Third Avenue Value Fund – March 31, 2014 (Unaudited)

	Shares	Market Value

Common Stocks— 96.7%

United States — 39.9%
Apache Corp.	13,936	$1,155,991
Bank of New York Mellon Corp. (The)	17,148	605,153
Bristow Group, Inc.	9,140	690,253
Comerica, Inc.	5,814	301,165
Devon Energy Corp.	15,574	1,042,368
KeyCorp	21,080	300,179
Leucadia National Corp.	55,799	1,562,372
ManTech International Corp. VA	10,469	307,893
NVIDIA Corp.	37,536	672,270
Rofin-Sinar Technologies, Inc.*	53,873	1,290,797
SEACOR Holdings, Inc.*	9,015	779,076
Symantec Corp.	29,076	580,648
Verizon Communications, Inc.	6,941	330,947
Weyerhaeuser Co. REIT	48,055	1,410,414
White Mountains Insurance Group Ltd.	2,045	1,226,796
		12,256,322

France — 13.9%
Nexans SA	34,381	1,802,010
Sanofi	12,910	1,346,011
Total SA	9,951	652,551
Vivendi SA	16,272	453,276
		4,253,848

Canada — 11.6%
Brookfield Asset Management, Inc. -
Class A	19,360	790,856
Canfor Corp.*	44,796	1,057,375
Capstone Mining Corp.*	310,900	821,192
Encana Corp.	41,894	895,694
		3,565,117

Hong Kong — 6.8%
Cheung Kong Holdings Ltd.	76,000	1,260,053
Hutchison Whampoa Ltd.	63,000	834,152
		2,094,205

Germany — 6.1%
Daimler AG	10,013	946,163
Telefonica Deutschland Holding AG	114,844	915,436
		1,861,599

Sweden — 5.6%
Investor AB	47,702	1,726,096

Korea — 4.4%
POSCO ADR	19,328	1,341,556

China — 3.8%
Pargesa Holding SA	13,401	1,159,636

Japan — 2.6%
Toyota Industries Corp.	16,900	812,130

United Kingdom — 2.0%
Vodafone Group PLC	163,667	601,101
Total Common Stocks		$29,671,610

Investment Fund — 3.7%
Touchstone Institutional Money Market
Fund, 0.01%^∞Ω	1,124,212	1,124,213

Total Investment Securities —100.4%
(Cost 23,869,155)		$30,795,823

Liabilities in Excess of Other Assets — (0.4%)		(113,578)

Net Assets — 100.0%		$30,682,245

*	Non-income producing security.

^	Affiliated Fund.

∞	Open End Fund

Ω	Represents the 7-day SEC yield as of March 31, 2014.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Invetsments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$29,671,610	$—	$—	$29,671,610
Investment Fund	1,124,213	—	—	1,124,213
				$30,795,823

At March 31, 2014, securities valued at $5,559,461 were transferred from Level 2 to Level 1. Transfers from Level 2 to Level 1 are due to the closure of several foreign markets.

See accompanying Notes to Portfolios of Investments.

23

Portfolio of Investments

Touchstone Aggressive ETF Fund – March 31, 2014 (Unaudited)

Shares		Market Value

	Exchange Traded Funds — 98.7%
11,080	iShares Core S&P 500 ETF	$2,084,924
43,170	iShares Core Total US Bond Market ETF	4,660,202
37,130	iShares MSCI EAFE Index Fund	2,494,022
74,450	iShares S&P 500 Growth Index Fund†	7,433,088
57,080	iShares S&P 500 Value Index Fund†	4,960,252
6,740	iShares S&P MidCap 400 Growth Index
	Fund	1,030,681
13,160	iShares S&P MidCap 400 Value Index
	Fund†	1,584,727
1,990	iShares S&P SmallCap 600 Growth
	Index Fund†	236,770
9,460	iShares S&P SmallCap 600 Value Index
	Fund†	1,073,142
	Total Exchange Traded Funds	$25,557,808

	Investment Funds — 19.4%
4,696,745	Invesco Government & Agency
	Portfolio, Institutional Class,
	0.02%**∞Ω	4,696,745
315,877	Touchstone Institutional Money
	Market Fund, 0.01%^∞Ω	315,877
	Total Investment Funds	$5,012,622

	Total Investment Securities —118.1%
	(Cost $26,279,648)	$30,570,430

	Liabilities in Excess of
	Other Assets — (18.1%)	(4,679,605)

	Net Assets — 100.0%	$25,890,825

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2014 was $4,657,696.

∞	Open End Fund

Ω	Represents the 7-day SEC yield as of March 31, 2014.

Portfolio Abbreviation:

ETF - Exchange Traded Fund

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$25,557,808	$—	$—	$25,557,808
Investment Funds	5,012,622	—	—	5,012,622
				$30,570,430

See accompanying Notes to Portfolios of Investments.

24

Portfolio of Investments

Touchstone Conservative ETF Fund – March 31, 2014 (Unaudited)

Shares		Market Value

	Exchange Traded Funds — 99.0%
43,130	iShares Barclays 1-3 Year Treasury
	Bond Fund†	$3,642,328
5,860	iShares Core S&P 500 ETF	1,102,676
110,090	iShares Core Total US Bond Market ETF	11,884,216
15,250	iShares MSCI EAFE Index Fund	1,024,342
34,240	iShares S&P 500 Growth Index Fund	3,418,522
25,460	iShares S&P 500 Value Index Fund†	2,212,474
3,490	iShares S&P MidCap 400 Growth Index
	Fund	533,691
4,460	iShares S&P MidCap 400 Value Index
	Fund	537,073
2,270	iShares S&P SmallCap 600 Growth
	Index Fund†	270,085
5,000	iShares S&P SmallCap 600 Value Index
	Fund†	567,200
	Total Exchange Traded Funds	$25,192,607

	Investment Funds — 16.2%
3,888,395	Invesco Government & Agency
	Portfolio, Institutional Class,
	0.02%**∞Ω	3,888,395
235,141	Touchstone Institutional Money
	Market Fund, 0.01%^∞Ω	235,141
	Total Investment Funds	$4,123,536

	Total Investment Securities —115.2%
	(Cost $26,921,786)	$29,316,143

	Liabilities in Excess of
	Other Assets — (15.2%)	(3,863,307)

	Net Assets — 100.0%	$25,452,836

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2014 was $3,835,228.

∞	Open End Fund

Ω	Represents the 7-day SEC yield as of March 31, 2014.

Portfolio Abbreviation:

ETF - Exchange Traded Fund

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$25,192,607	$—	$—	$25,192,607
Investment Funds	4,123,536	—	—	4,123,536
				$29,316,143

See accompanying Notes to Portfolios of Investments.

25

Portfolio of Investments

Touchstone Moderate ETF Fund – March 31, 2014 (Unaudited)

Shares		Market Value

	Exchange Traded Funds — 98.7%
13,030	iShares Core S&P 500 ETF	$2,451,855
127,830	iShares Core Total US Bond Market ETF	13,799,248
39,570	iShares MSCI EAFE Index Fund	2,657,917
88,590	iShares S&P 500 Growth Index Fund†	8,844,826
70,490	iShares S&P 500 Value Index Fund†	6,125,580
7,830	iShares S&P MidCap 400 Growth Index
	Fund†	1,197,364
13,660	iShares S&P MidCap 400 Value Index
	Fund†	1,644,937
3,220	iShares S&P SmallCap 600 Growth
	Index Fund	383,116
11,340	iShares S&P SmallCap 600 Value Index
	Fund†	1,286,410
	Total Exchange Traded Funds	$38,391,253

	Investment Fund — 17.3%
6,703,937	Invesco Government & Agency
	Portfolio, Institutional Class,
	0.02%**∞Ω	6,703,937

	Total Investment Securities —116.0%
	(Cost $37,016,112)	$45,095,190

	Liabilities in Excess of
	Other Assets — (16.0%)	(6,211,619)

	Net Assets — 100.0%	$38,883,571

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2014 was $6,636,643.

∞	Open End Fund

Ω	Represents the 7-day SEC yield as of March 31, 2014.

Portfolio Abbreviation:

ETF - Exchange Traded Fund

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$38,391,253	$—	$—	$38,391,253
Investment Fund	6,703,937	—	—	6,703,937
				$45,095,190

See accompanying Notes to Portfolios of Investments.

26

Notes to Portfolios of Investments

March 31, 2014 (Unaudited)

Security valuation and fair value measurements— All investments in securities are recorded at their estimated fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. Generally accepted accounting principles in the United States (“U.S. GAAP”) establish a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market instruments are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of March 31, 2014, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by portfolio, geographic or sector allocation. The Funds did not hold any Level 3 categorized securities during the period ended March 31, 2014.

All transfers in and out of the levels are recognized at the value at the end of the period. During the period ended March 31, 2014, there were no transfers between Levels 1, 2 and 3 except as shown in the Portofolio of Investments for the Third Avenue Value Fund.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last sale price, and to the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Debt securities for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment. Securities for which market quotations or the NOCP are not readily available are fair valued as determined by or under the direction of the Board ofTrustees and are categorized in Level 3. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1. The prices for foreign securities are reported in local currency and translated to U.S. dollars using currency exchange rates.

Level 2 Valuation—Securities mainly traded on a non-U.S. exchange are generally valued according to the preceding closing values on that exchange. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular

27

Notes to Portfolios of Investments (Unaudited) (Continued)

trading on the NYSE, the security may be priced based on fair value. This may cause the value of the security on the books of the Funds to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of the NAV of the Funds. Any debt securities held by the Funds for which market quotations are not readily available are generally priced at their most recent bid prices as obtained from one or more of the major market makers for such securities.

Level 3 Valuation— Securities held by the Funds that do not have readily available market quotations, or securities for which the available market quotations are not reliable, are priced at their fair value using procedures approved by the Funds’ Board ofTrustees. The Funds may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

Investment companies—Certain Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETFs are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Funds’ fees and expenses.

Foreign currency translation— The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1)	market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2)	purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Forward foreign currency contracts—A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the Fund’s total return, and the potential for losses in excess of the Fund’s initial investment.

28

Notes to Portfolios of Investments (Unaudited) (Continued)

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

For the period ended March 31, 2014, there were no open forward foreign currency contracts.

Portfolio securities loaned— Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’ custodian into an approved investment vehicle. The approved investment vehicle is subject to market risk.

As of March 31, 2014, the following Funds loaned securities and received collateral as follows:

Fund	Market Value of Securities Loaned	Market Value of Collateral Received
Active Bond Fund	$193,357	$200,052
Baron Small Cap Growth Fund	1,546,589	1,564,997
High Yield Fund	61,831	64,701
Aggressive ETF Fund	4,657,696	4,696,745
Conservative ETF Fund	3,835,228	3,888,395
Moderate ETF Fund	6,636,543	6,703,937

All cash collateral is received, held, and administered by the Funds’ custodian for the benefit of the lending Fund in its custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the funds to credit worthy approved borrowers at rates that are determined based on daily trading volumes, float, short term interest rates and market liquidity. A lending Fund retains the interest or dividends on the investment of any cash received as collateral.The lending Fund continues to receive interest or dividends on the loaned securities.

Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the lending Fund. The lending Fund has the right under the lending agreement to recover the securities from the borrower on demand.

When-issued or delayed delivery transactions— Each Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which

29

Notes to Portfolios of Investments (Unaudited) (Continued)

may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Security transactions— Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Federal Tax Information— As of March 31, 2014, the Funds had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

Fund	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Active Bond Fund	$48,290,604	$1,053,296	$(355,834)	$697,462
Baron Small Cap Growth Fund	13,391,255	14,397,822	(23,116)	14,374,706
High Yield Fund	13,999,473	554,992	(18,715)	536,277
Large Cap Core Equity Fund	28,019,520	8,599,303	(218,772)	8,380,531
Mid Cap Growth Fund	23,669,488	5,330,904	(24,032)	5,306,872
Third Avenue Value Fund	23,869,155	7,387,009	(460,341)	6,926,668
Aggressive ETF Fund	26,279,648	4,291,756	(974)	4,290,782
Conservative ETF Fund	26,921,786	2,416,584	(22,227)	2,394,357
Moderate ETF Fund	37,016,112	8,079,078	—	8,079,078

30

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Touchstone Variable Series Trust

By (Signature and Title)* /s/ Jill T. McGruder

Jill T. McGruder, President

(principal executive officer)

Date 05/27/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jill T. McGruder

Jill T. McGruder, President

(principal executive officer)

Date 05/27/14

By (Signature and Title)* /s/ Terrie A. Wiedenheft

Terrie A. Wiedenheft, Controller and Treasurer

(principal financial officer)

Date 05/27/14

* Print the name and title of each signing officer under his or her signature.